Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	31 December 2021	31 December 2020
Other non-current assets	€ million	€ million
VAT receivables	214	208
Retirement benefit surplus (Note 16)	194	43
Investments	40	26
Other	86	60
Total other non-current assets	534	337

Summary of non-current investments
The following table summarises the Group’s carrying value of investments as at the dates presented:

	31 December 2021	31 December 2020
Investments	€ million	€ million
Investments accounted using equity method	35	26
Financial assets at fair value through Other Comprehensive Income	5	—
Total investments	40	26